Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
The Company does not currently grant annual or periodic stock option awards to our NEOs, although the Compensation Committee has in the past awarded stock options to our executives.
During 2024, the Compensation Committee did not consider material nonpublic information when determining the timing or terms of equity awards to our executives, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
During 2024, the Compensation Committee did not consider material nonpublic information when determining the timing or terms of equity awards to our executives, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
During 2024, the Compensation Committee did not consider material nonpublic information when determining the timing or terms of equity awards to our executives, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false